Significant accounting policies - Schedule of foreign currency gains and losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Foreign exchange gains/(losses), net	€ (632)	€ (228)	€ 1,554